Financial risks (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Schedule of Maximum Exposure to Credit Risk	The table that follows shows the Group’s maximum exposure to credit risk from investments in general account financial assets, as well as general account derivatives and reinsurance assets, collateral held and net exposure. Please refer to note 45 and 46 for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

2022 1)	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcol- lateraliza- tion)	Net exposure
Debt securities - carried at fair value	53,647	-	-	96	-	-	-	96	-	53,551

Money market and other short-term investments - carried at fair value	5,613	-	312	-	-	-	-	312	23	5,324

Mortgage loans - carried at amortized cost	10,441	40	-	22	24,822	-	-	24,883	14,442	1

Private loans - carried at amortized cost	27	11	-	-	-	-	-	11	-	15

Other loans - carried at amortized cost	2,088	-	-	-	-	-	3,510	3,510	1,470	47

Other financial assets - carried at fair value	4,562	-	-	-	-	-	-	-	-	4,562

Derivatives	2,707	246	426	-	-	2,174	-	2,846	173	33

Reinsurance assets	21,184	-	14,162	103	-	-	-	14,265	-	6,919
At December 31	100,269	297	14,900	221	24,822	2,174	3,510	45,923	16,108	70,453

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

2021	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcol- lateraliza- tion)	Net exposure
Debt securities - carried at fair value	97,195	-	-	221	-	-	-	221	-	96,974

Money market and other short-term investments - carried at fair value	4,910	-	330	-	-	-	-	330	21	4,601

Mortgage loans - carried at amortized cost	39,991	2,684	-	32	75,412	-	-	78,128	38,197	60

Private loans - carried at amortized cost	4,883	33	-	-	-	-	-	33	-	4,850

Other loans - carried at amortized cost	1,949	-	-	-	-	-	1,872	1,872	1,346	1,423

Other financial assets - carried at fair value	4,245	-	-	-	-	-	-	-	-	4,245

Derivatives	8,780	2,555	107	-	-	5,921	-	8,583	66	263

Reinsurance assets	20,992	-	3,784	77	-	-	-	3,861	-	17,131
At December 31	182,945	5,272	4,221	330	75,412	5,921	1,872	93,028	39,630	129,547

Summary of Credit Risk Rating Grades

Aegon group level long-term counterparty exposure limits are as follows:

Group limits per credit rating

Amounts in EUR million	2022	2021
AAA	900	900
AA	900	900
A	675	675
BBB	450	450
BB	250	250
B	125	125
CCC or lower	50	50

Schedule of Ratings Distribution of General Account Portfolios
Credit rating
The ratings distribution of general account portfolios of Aegon’s major
reporting units,
excluding
reinsurance assets, are presented in the table that follows, organized by rating category and split by assets that are valued at fair value and assets that are valued at amortized cost. Aegon uses a composite rating based on a combination of the external ratings of S&P, Moody’s, Fitch and National Association of Insurance Commissioners (NAIC which is for US only) and internal ratings. The rating used is the lower of the external rating and the internal rating.

	Americas		United Kingdom		International
Credit rating general account investments,excluding reinsurance assets 2022	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value

AAA	1,488	12,124	-	55	-	91

AA	4,454	3,659	-	461	-	157

A	3,779	19,374	-	262	39	891

BBB	671	18,785	-	123	(5)	745

BB	48	1,434	-	1	-	71

B	-	592	-	-	-	13

CCC or lower	-	445	-	-	-	4

Assets not rated	2,035	4,525	-	582	9	9

Total	12,475	60,938	-	1,483	43	1,980

Past due and / or impaired assets	-	2,239	-	-	-	22

At December 31	12,475	63,178	-	1,483	43	2,001

	Asset Management		Total 2022 1) 2)
Credit rating general account investments, excluding reinsurance assets 2022	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	-	135	1,488	12,404	13,892

AA	-	-	4,454	4,277	8,731

A	-	-	3,818	20,527	24,345

BBB	-	-	666	19,653	20,319

BB	-	-	48	1,505	1,553

B	-	-	-	605	605

CCC or lower	-	-	-	449	449

Assets not rated	-	1	2,081	5,235	8,167

Total	-	136	12,556	64,656	78,061

Past due and / or impaired assets	-	-	-	2,261	2,262

At December 31	-	136	12,556	66,917	80,323

1	Includes investments of Holding and other activities.
2	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

	Americas		The Netherlands		United Kingdom		International
Credit rating general account investments, excluding reinsurance assets 2021	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value

AAA	1,383	15,537	2,607	11,832	-	74	-	738

AA	4,219	4,438	216	6,474	-	586	-	699

A	3,301	20,888	128	10,636	-	384	52	2,610

BBB	519	21,894	1,050	4,458	-	202	(4)	3,311

BB	59	1,614	44	127	-	1	-	272

B	-	549	-	19	-	-	18	370

CCC or lower	-	441	-	19	-	-	-	13

Assets not rated	1,868	4,257	31,137	1,418	-	644	27	79

Total	11,349	69,618	35,182	34,983	-	1,893	93	8,093

Past due and / or impaired assets	2	2,044	176	17	-	-	-	116

At December 31	11,352	71,662	35,358	35,000	-	1,893	93	8,208

	Asset Management		Total 2021 1)
Credit rating general account investments, excluding reinsurance assets 2021	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	-	295	3,989	28,476	32,465

AA	-	-	4,436	12,197	16,633

A	-	-	3,481	34,530	38,011

BBB	-	-	1,564	29,866	31,431

BB	-	-	103	2,015	2,118

B	-	-	18	938	956

CCC or lower	-	-	-	473	473

Assets not rated	-	2	33,053	6,474	39,527

Total	-	296	46,644	114,968	161,613

Past due and / or impaired assets	-	-	178	2,176	2,355

At December 31	-	296	46,823	117,145	163,967

1	Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets
The following table shows the credit quality of the gross positions in the statement of financial position for general account reinsurance assets specifically:

	Carrying value 2022 1)	Carrying value 2021

AAA	-	-

AA	2,156	9,084

A	18,105	11,087

Below A	6	7

Not rated	917	813

At December 31	21,184	20,992

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Schedule of Credit Risk Concentration
Credit risk concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments 2022	Americas	United Kingdom	International	Asset Management	Total 2022 1)	Of which past due and / or impaired assets

Residential mortgage-backed securities (RMBSs)	1,136	-	-	5	1,141	479

Commercial mortgage-backed securities (CMBSs)	2,707	94	37	-	2,838	42

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	438	-	3	-	440	2

ABSs - Other	2,400	53	15	9	2,478	26

Financial - Banking	3,957	168	318	-	4,443	39

Financial - Other	10,778	36	352	96	11,263	191

Capital goods and other industry	3,769	22	132	-	3,923	268

Communications & Technology	4,658	2	167	-	4,828	417

Consumer cyclical	3,742	28	106	-	3,877	223

Consumer non-cyclical	5,445	85	144	-	5,674	350

Energy	3,205	19	102	-	3,326	41

Transportation	1,728	-	43	-	1,771	19

Utility	4,319	69	80	-	4,469	110

Government bonds	7,962	323	488	17	8,790	43

At December 31	56,243	901	1,989	128	59,260	2,251

1	Includes investments of Holding and other activities.
2	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations .

Credit risk concentrations – Government bonds per country of risk 2022	Americas	United Kingdom	International	Asset Management	Total 2022 1) 2)

United States	7,209	-	80	-	7,290

Netherlands	-	-	-	-	-

United Kingdom	-	275	-	17	292

Austria	-	-	3	-	3

Belgium	-	-	3	-	3

Finland	-	-	-	-	-

France	-	27	2	-	29

Germany	-	-	-	-	-

Hungary	18	-	4	-	22

Indonesia	82	-	-	-	82

Luxembourg	-	-	1	-	1

Spain	-	-	152	-	152

Rest of Europe	48	-	229	-	277

Rest of world	604	21	13	-	638

Supranational	-	-	-	-	-

At December 31	7,962	323	488	17	8,790

1	Includes investments of Holding and other activities.
2	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Credit risk concentrations – Credit rating 2022 3)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2022 1) 2)

AAA	5,980	724	2,997	2,780	12,482

AA	1,243	2,484	815	-	4,541

A	753	16,180	1,960	-	18,894

BBB	538	19,307	306	-	20,151

BB	206	1,204	102	-	1,513

B	65	519	23	-	607

CCC or lower	4	207	694	-	905

Assets not rated	-	15	-	152	167

At December 31	8,790	40,640	6,897	2,933	59,260

1	Includes investments of Holding and other activities.
2	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.
3	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
There are no individual issuers rated below investment grade in the RMBS sector, CMBS sector and ABS sector which have unrealized loss position greater than EUR 25 million.

Credit risk concentrations – debt securities and money market investments 2021	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021 1)	Of which past due and / or impaired assets
Residential mortgage-backed securities (RMBSs)	1,854	106	-	20	4	1,984	611
Commercial mortgage-backed securities (CMBSs)	3,005	3	122	517	-	3,647	13
Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	265	1,576	-	37	-	1,878	2
ABSs – Other	1,972	1	74	267	8	2,321	27
Financial - Banking	5,597	3,146	177	1,035	-	9,956	9
Financial - Other	9,916	854	68	783	257	11,877	175
Capital goods and other industry	4,048	1,078	33	501	-	5,661	144
Communications & Technology	6,190	1,561	3	732	-	8,485	411
Consumer cyclical	3,159	741	43	342	-	4,286	152
Consumer non-cyclical	6,138	1,900	121	825	-	8,984	177
Energy	4,177	143	26	635	-	4,980	91
Transportation	2,151	815	-	197	-	3,163	130
Utility	5,356	707	105	590	-	6,757	153
Government bonds	11,663	14,321	477	1,649	18	28,127	4

At December 31	65,490	26,951	1,248	8,130	286	102,105	2,101

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2021	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021 1)
United States	10,897	-	-	463	-	11,360
Netherlands	-	4,691	-	-	-	4,691
United Kingdom	-	3	413	-	18	433
Austria	-	1,175	-	6	-	1,181
Belgium	-	1,132	-	5	-	1,137
Finland	-	41	-	-	-	41
France	-	1,618	34	2	-	1,654
Germany	-	4,309	-	-	-	4,309
Hungary	-	-	-	302	-	302
Indonesia	75	39	-	28	-	141
Luxembourg	-	873	-	1	-	875
Spain	-	144	-	197	-	341
Rest of Europe	85	65	-	503	-	654
Rest of world	587	230	31	131	-	979
Supranational	19	-	-	11	-	29

At December 31	11,663	14,321	477	1,649	18	28,127

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2021 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2021 1)
AAA	19,740	754	5,779	1,882	28,155
AA	5,476	4,099	1,125	-	10,700
A	1,228	25,470	1,648	-	28,345
BBB	1,094	28,855	338	-	30,286
BB	238	1,700	63	-	2,001
B	348	553	26	-	927
CCC or lower	5	183	826	-	1,014
Assets not rated	-	3	24	649	676

At December 31	28,127	61,617	9,830	2,531	102,105

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
There are no individual issuers rated below investment grade in the RMBS sector, CMBS sector and ABS sector which have unrealized loss position greater than EUR 25 million.

Credit risk concentrations – mortgage loans 2022	Americas	United Kingdom	International	Asset Management	Total 2022 1)	Of which past due and / or impaired assets
Agricultural	49	-	-	-	49	-
Apartment	5,519	-	-	-	5,519	-
Industrial	402	-	-	-	402	-
Office	1,521	-	-	-	1,521	-
Retail	1,475	-	-	-	1,475	-
Other commercial	1,469	-	-	-	1,469	-
Residential	5	-	1	-	5	-

At December 31	10,441	-	1	-	10,441	-

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Credit risk concentrations – mortgage loans 2021	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021	Of which past due and / or impaired assets
Agricultural	59	-	-	-	-	59	-
Apartment	5,085	-	-	-	-	5,085	2
Industrial	1,349	-	-	-	-	1,349	-
Office	1,560	-	-	-	-	1,560	-
Retail	1,425	6	-	-	-	1,432	-
Other commercial	-	23	-	-	-	23	1
Residential	6	30,476	-	1	-	30,483	139

At December 31	9,485	30,505	-	1	-	39,991	142

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs

	Total result 2022			December 31, 2022
2022 1)	Interest income	Total gains and losses on sale of assets	Total	Investments
Residential mortgage-backed securities	92	(84)	9	1,141
Commercial mortgage-backed securities	120	(715)	(595)	2,838
Asset-backed securities	24	(34)	(10)	440
ABSs - Other	92	(416)	(324)	2,478

Total	328	(1,249)	(921)	6,897

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

	Total result 2021			December 31, 2021
2021	Interest income	Total gains and losses on sale of assets	Total	Investments
Residential mortgage-backed securities	83	(28)	55	1,980
Commercial mortgage-backed securities	113	(31)	82	3,647
Asset-backed securities	29	-	29	1,878
ABSs - Other	70	(11)	59	2,323

Total	295	(69)	226	9,829

Summary of Amortized Cost and Fair Value of Debt Securities
The amortized cost and fair value of debt securities, money market investments and other, included in Aegon’s available-for-sale (AFS) portfolios, are as follows as of December 31, 2022, and December 31, 2021.

2022 1)	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses

Debt securities, money market instruments and other
United States government	8,386	135	(1,294)	7,226	1,435	5,791
Dutch government	-	-	-	-	-	-
Other government	1,700	23	(239)	1,484	266	1,218
Mortgage-backed securities	4,218	160	(439)	3,939	578	3,362
Asset-backed securities	3,269	12	(376)	2,905	183	2,722
Corporate	42,507	449	(5,419)	37,538	7,428	30,110
Money market investments	5,511	4	(1)	5,514	3,815	1,699
Other	863	105	(128)	840	600	241

Total	66,455	888	(7,896)	59,447	14,305	45,143

Of which held by Aegon Americas	63,213	837	(7,672)	56,379	13,073	43,306

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

2021	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses

Debt securities, money market instruments and other
United States government	8,942	2,386	(11)	11,317	10,938	379
Dutch government	3,456	1,238	(0)	4,694	4,688	6
Other government	9,060	2,794	(84)	11,769	10,414	1,356
Mortgage-backed securities	5,265	372	(56)	5,581	3,832	1,749
Asset-backed securities	4,088	118	(16)	4,189	2,334	1,855
Corporate	50,953	5,738	(343)	56,348	45,363	10,985
Money market investments	4,790	-	(0)	4,790	4,547	243
Other	876	34	(66)	844	519	325

Total	87,431	12,679	(576)	99,533	82,635	16,898

Of which held by Aegon Americas and NL	78,468	11,865	(475)	89,859	74,954	14,905

Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position
The composition by industry category of Aegon’s available-for-sale (AFS) debt securities, money market investments and other in an unrealized loss position at December 31, 2022, and December 31, 2021, is presented in the following table:

	December 31, 2022 1)		December 31, 2021
Unrealized losses - debt securities, money market investments and other	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses
Residential mortgage-backed securities (RMBSs)	633	(70)	810	(21)
Commercial mortgage-backed securities (CMBSs)	2,690	(360)	803	(27)
Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	434	(39)	1,244	(9)
ABSs - Other	2,253	(334)	558	(7)
Financial Industry - Banking	2,906	(412)	1,669	(32)
Financial Industry - Insurance	1,146	(199)	368	(11)
Financial Industry - Other	5,821	(878)	1,092	(29)
Industrial	17,249	(3,068)	5,630	(179)
Utility	3,564	(765)	1,564	(68)
Government	6,368	(1,418)	842	(28)
Other	240	(128)	325	(66)

Total held by Aegon Americas and NL 1)	43,306	(7,672)	14,905	(475)
Held by other segments	1,837	(224)	1,994	(102)

Total	45,143	(7,896)	16,898	(576)

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Summary of Exposures of Non-derivative Financial Assets and Non-derivative Liabilities
The table below summarize the exposures of non-derivative financial assets and non-derivative liabilities that yet have to transition to alternative benchmark rates.

	2022 1)		2021

Non derivative financial instruments to transition to alternative benchmark	Financial assets non-derivatives	Financial liabilities non-derivatives	Financial assets non-derivatives	Financial liabilities non-derivatives

By benchmark rate

GBP LIBOR	27	-	19	-

USD LIBOR	814	1,218	822	1,143

Euribor	34	1,200	3,095	1,200

Fed Funds	-	-	102	-

Total	875	2,418	4,038	2,343

1	2022 excludes the non derivative financial instruments of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Summary of Exposures of Derivatives
The table below summarize the exposures of derivatives that yet have to transition to alternative benchmark rates.

	2022 1)	2021

Derivative financial instruments to transition to alternative benchmark	Nominal Value	Nominal Value

By benchmark rate

GBP LIBOR	-	-

USD LIBOR	39,752	54,232

Euribor	563	113,593

Fed Funds	-	3,574

Total	40,315	171,399

1	2022 excludes the derivative financial instruments of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Summary of Financial Assets that are Either Past Due or Impaired

	2022 1)				2021
Past due but not impaired assets	0-6 months	6-12 months	> 1 year	Total	0-6 months	6-12 months	> 1 year	Total
Debt securities - carried at fair value	1,155	572	25	1,751	1,171	255	40	1,466
Mortgage loans	-	-	-	-	129	1	1	131
Other loans	-	-	-	-	19	5	10	35
Accrued interest	28	22	-	50	30	10	3	42
Other financial assets - carried at fair value	-	-	-	-	-	-	-	-

At December 31	1,183	593	25	1,802	1,350	271	54	1,675

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Impaired financial assets	Carrying amount 2022	1)	Carrying amount 2021
Shares	10		62
Debt securities - carried at fair value	500		635
Mortgage loans	-		10
Other loans	-		2
Other financial assets - carried at fair value	1		14

At December 31	510		723

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Summary of General Account Equity Real Estate and Other Non-fixed-income Portfolio
The general account equity, real estate and other non-fixed-income portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	United Kingdom	International	Asset Management	Holding and other activities	Total 2022	1)
Equity funds	141	-	3	7	-	151
Common shares 2)	148	25	5	-	1	179
Preferred shares	56	-	-	-	-	56
Investments in real estate	42	-	17	-	-	59
Hedge funds	10	-	-	-	-	10
Other alternative investments	2,168	-	-	-	-	2,168
Other financial assets	1,848	531	5	1	-	2,385

At December 31	4,414	556	30	9	1	5,009

1	2022 excludes the exposures of the disposal group, which are separately disclosed in note 51 Discontinued operations.
2	Common shares in Holding and other activities includes t he elimination of treasury shares in the general account for an amount of EUR nil million.

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total 2021

Equity funds	175	34	-	63	9	-	280

Common shares 1)	190	-	29	5	-	1	226

Preferred shares	128	-	-	-	-	-	128

Investments in real estate	39	2,588	-	16	-	-	2,643

Hedge funds	35	-	-	-	-	-	35

Other alternative investments	1,934	432	-	-	-	-	2,366

Other financial assets	1,595	1,023	598	7	2	-	3,225

At December 31	4,097	4,076	628	91	10	1	8,903

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	United Kingdom	International	Asset Management	Total 2022 1) 2)	Of which impaired assets

Communication	2	-	-	-	2	-

Consumer	13	-	-	-	13	-

Financials	184	-	5	-	189	7

Funds	19	25	-	-	45	1

Industries	4	-	-	-	4	-

Other	123	-	4	7	135	-

At December 31	345	25	10	7	388	10

1	Includes investments of Holding and other activities.
2	2022 excludes the market risk concentrations of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021 1)	Of which impaired assets

Communication	1	-	-	-	-	1	-

Consumer	5	-	-	-	-	5	1

Financials	411	4	-	5	-	420	39

Funds	-	1,406	29	62	-	1,498	17

Industries	42	-	-	-	-	42	5

Other	35	-	-	5	9	49	-

At December 31	493	1,410	29	72	9	2,015	62

1	Includes investments of Holding and other activities.

Summary of Closing Levels of Certain Major Indices
The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2022	2021	2020	2019	2018

S&P 500	3,840	4,766	3,756	3,231	2,507

Nasdaq	10,466	15,645	12,888	8,973	6,635

FTSE 100	7,452	7,385	6,461	7,542	6,728

AEX	689	798	625	605	488

Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Equity Markets

Immediate change of	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2022 1)

Equity increase 10%	168	202

Equity decrease 10%	(237)	(288)

Equity increase 25%	358	456

Equity decrease 25%	(551)	(666)

2021 1)

Equity increase 10%	151	341

Equity decrease 10%	(212)	(221)

Equity increase 25%	322	660

Equity decrease 25%	(529)	(685)

1	Includes the approximate effects of the disposal group

Schedule of Interest Rate
The following table shows interest rates at the end of each of the last five years.

	2022	2021		2020		2019		2018

3-month US LIBOR	4.77%	0.21%		0.24%		1.91%		2.81%

3-month EURIBOR	2.13%	(0.57%	)	(0.55%	)	(0.38%	)	(0.31%	)

10-year US Treasury	3.83%	1.78%		0.91%		1.91%		2.69%

10-year Dutch government	2.91%	(0.03%	)	(0.48%	)	(0.06%	)	0.39%

Schedule of Parallel Movement of Yield Curve

Parallel movement of yield curve	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2022 1)

Shift up 100 basis points	(257)	(3,966)

Shift down 100 basis points	(1,166)	1,993

2021 1)

Shift up 100 basis points	296	(3,591)

Shift down 100 basis points	(594)	2,906

1	Includes the approximate effects of the disposal group

Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity
Information on Aegon’s three year historical net result and shareholders’ equity in functional currency are shown in the table below:

	2022	2021	2020

Net result

Americas (in USD)	(1,486)	1,195	(611)

United Kingdom (in GBP)	146	104	60

Equity in functional currency

Americas (in USD)	6,228	18,324	19,127

United Kingdom (in GBP)	1,108	1,260	1,391

Summary of Exchange Rates of US Dollar and UK Pound per Euro
The exchange rates for US dollar and UK pound per euro for each of the last five year ends are set forth in the table below:

Closing rates	2022	2021	2020	2019	2018

USD	1.07	1.14	1.22	1.12	1.14

GBP	0.89	0.84	0.90	0.85	0.90

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity
Sensitivity analysis of net result and shareholders’ equity to translation risk

Movement of currency exchange rates 1)	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2022 2)

Increase by 15% of USD currencies relative to the euro	(230)	1,342

Increase by 15% of GBP currencies relative to the euro	188	2,125

Increase by 15% of non-euro currencies relative to the euro	(220)	1,590

Decrease by 15% of USD currencies relative to the euro	169	(1,024)

Decrease by 15% of GBP currencies relative to the euro	141	1,497

Decrease by 15% of non-euro currencies relative to the euro	163	(1,175)

2021 2)

Increase by 15% of USD currencies relative to the euro	205	3,249

Increase by 15% of GBP currencies relative to the euro	152	1,900

Increase by 15% of non-euro currencies relative to the euro	244	3,541

Decrease by 15% of USD currencies relative to the euro	(153)	(2,441)

Decrease by 15% of GBP currencies relative to the euro	107	1,315

Decrease by 15% of non-euro currencies relative to the euro	(179)	(2,616)

1	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.
2	Includes the approximate effects of the disposal group

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows

Maturity analysis – gross undiscounted contractual cash flows (for non-derivatives)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2022 2)
Trust pass-through securities	-	10	114	17	60	200
Subordinated loans	-	113	370	242	3,068	3,792
Borrowings	-	1,312	3,130	94	500	5,036
Lease liabilities	-	35	99	63	55	251
Other financial liabilities	4,263	795	355	34	47	5,495
Total financial liabilities (excluding investment/insurance contracts)	4,263	2,265	4,067	450	3,729	14,775
Investment contracts 1)	9,642	1,445	385	186	141	11,798
Investment contracts for account of policyholders 1)	22,748	31,186	7	4	2	53,948
Total investment contracts	32,389	32,631	392	190	143	65,746

2021

Trust pass-through securities	-	9	113	16	60	197
Subordinated loans	-	108	377	246	2,964	3,695
Borrowings	-	901	7,651	956	1,052	10,559
Lease liabilities	-	37	86	67	70	259
Other financial liabilities	4,993	1,749	325	154	224	7,444
Total financial liabilities (excluding investment/insurance contracts)	4,993	2,803	8,551	1,439	4,368	22,154
Investment contracts 1)	17,254	2,681	2,114	1,101	655	23,804
Investment contracts for account of policyholders 1)	34,756	34,571	10	6	4	69,347
Total investment contracts	52,009	37,252	2,124	1,107	659	93,151

1	Excluding investment contracts with discretionary participating features.
2	2022 excludes the liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Summary of Financial Liabilities Relating to Insurance and Investment Contracts

Financial liabilities relating to insurance and investment contracts 1)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2022 2)
Insurance contracts	-	3,432	11,364	11,946	116,169	142,911
Insurance contracts for account of policyholders	-	7,456	30,877	29,565	113,346	181,245
Investment contracts	-	1,737	4,814	2,581	4,379	13,511
Investment contracts for account of policyholders	-	6,107	23,626	26,970	89,126	145,829
	-	18,732	70,681	71,062	323,021	483,496

2021

Insurance contracts	-	4,260	16,215	18,438	127,344	166,257
Insurance contracts for account of policyholders	-	11,494	41,638	39,941	131,667	224,740
Investment contracts	-	8,324	7,975	3,847	4,438	24,584
Investment contracts for account of policyholders	193	14,011	27,637	31,715	84,825	158,381
	193	38,089	93,465	93,941	348,274	573,962

1
The liability amount in the consolidated financial statements reflects the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table exceeds the corresponding liability amounts included in notes 34 Insurance contracts and 35 Investments contracts.

2	2022 excludes the liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Derivatives [member]
Statement [LineItems]
Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows

Maturity analysis relating to derivatives 1) (Contractual cash flows)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount
2022 2)

Gross settled
Cash inflows	-	15,301	575	675	1,741	18,293
Cash outflows	-	(15,242)	(443)	(633)	(1,600)	(17,919)

Net settled
Cash inflows	-	1,552	4,255	3,812	6,227	15,846
Cash outflows	-	(1,937)	(4,222)	(3,700)	(14,214)	(24,072)
2021

Gross settled
Cash inflows	-	4,300	3,728	5,034	104,335	117,396
Cash outflows	-	(4,895)	(7,080)	(9,499)	(105,376)	(126,850)

Net settled
Cash inflows	-	683	3,442	3,640	5,375	13,140
Cash outflows	-	(780)	(3,032)	(3,102)	(12,591)	(19,505)

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

2	2022 excludes the derivatives of the disposal group, which are separately disclosed in note 51 Discontinued operations.